Share-Based Payment (Details) - Schedule of outstanding options - 12 months ended Dec. 31, 2020 $ in Thousands		USD ($) shares	₪ / shares
Stock Options [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		16,200,000
October 15, 2013 [Member] | Chief Executive Officer [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		900,000
Grant date	[1],[2]	Oct. 15, 2013
Exercise price | ₪ / shares			₪ 0.9
Fair value | $		$ 143
Vesting schedule		12 equal portions each quarter over a period of 3 years from the grant date
October 15, 2013 One [Member] | Chief Executive Officer One [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		600,000
Grant date	[1],[2]	Oct. 15, 2013
Exercise price | ₪ / shares			0.6
Fair value | $		$ 97
Vesting schedule		12 equal portions each quarter over a period of 3 years from the grant date
December 30, 2014 | Four Directors [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		600,000
Grant date	[1],[2]	Dec. 30, 2014
Exercise price | ₪ / shares			0.4325
Fair value | $		$ 46
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
December 30, 2014 [Member] | Consultant [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		150,000
Grant date	[1],[2]	Dec. 30, 2014
Exercise price | ₪ / shares			0.4915
Fair value | $		$ 12
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
March 25, 2015 [Member] | Two Directors [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		300,000
Grant date	[1],[2]	Mar. 25, 2015
Exercise price | ₪ / shares			0.40
Fair value | $		$ 24
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
March 25, 2015 [Member] | Chief Executive Officer Two [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		100,000
Grant date	[1],[2]	Mar. 25, 2015
Exercise price | ₪ / shares			0.4
Fair value | $		$ 7
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
March 4, 2016 [Member] | Medical Director [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		50,000
Grant date	[1],[2]	Mar. 04, 2016
Exercise price | ₪ / shares			0.6
Fair value | $		$ 2
Vesting schedule		12 equal portions each quarter over a period of 3 years from the grant date
March 31, 2016 [Member] | Chairman of Board [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		1,500,000
Grant date	[1],[2]	Mar. 31, 2016
Exercise price | ₪ / shares			0.6
Fair value | $		$ 63
Vesting schedule		12 equal portions each quarter over a period of 3 years from the date of grant
March 31, 2016 [Member] | Chief Executive Officer Three [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		1,000,000
Grant date	[1],[2]	Mar. 31, 2016
Exercise price | ₪ / shares			0.6
Fair value | $		$ 42
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary
August 3, 2017 [Member] | Chief Executive Officer Four [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		1,000,000
Grant date	[1],[2]	Aug. 03, 2017
Exercise price | ₪ / shares			0.11
Fair value | $		$ 28
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary
July 7, 2020 [Member] | Chief Executive Officer (new) [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding		10,000,000
Grant date	[1],[2]	Jul. 07, 2020
Exercise price | ₪ / shares			₪ 0.09
Fair value | $		$ 103
Vesting schedule		12 equal portions each quarter over a period of 3 years from the grant date

[1]	As of December 31, 2020, the unrecognized compensation cost related to all unvested options of approximately $52 thousands is expected to be recognized as an expense over a weighted-average recognition period of approximately 2.5 years.
[2]	Date of the Company’s Board of Directors’ decision (or shareholders, if required).